CAPITAL STOCK - Share-based Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 17,769	$ 4,948
Share-based compensation liabilities, non-current	13,664	4,247
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	8,446	1,291
Share-based compensation liabilities, non-current	10,743	3,055
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	7,354	3,457
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	1,969	200
Share-based compensation liabilities, non-current	$ 2,921	$ 1,192